DESCRIPTION OF TRANSCANADA'S BUSINESS (Details)	12 Months Ended
Dec. 31, 2017 plant segment mi km Bcf
Segment Reporting Information [Line Items]
Number of business segments in which the entity operates | segment	5
Canadian Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	40,429
Investments of regulated natural gas pipelines (in miles) | mi	25,121
U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	49,779
Investments of regulated natural gas pipelines (in miles) | mi	30,931
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	535
Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	1,680
Investments of regulated natural gas pipelines (in miles) | mi	1,044
Liquids Pipelines
Segment Reporting Information [Line Items]
Wholly owned and operated crude oil pipeline systems (in kilometers) | km	4,874
Wholly owned and operated crude oil pipeline systems (in miles) | mi	3,030
Energy
Segment Reporting Information [Line Items]
Number of electrical power generation plants | plant	11
Non-regulated natural gas storage facilities (in billion cubic feet) | Bcf	118